Earnings (Loss) Per Common Share - Summary of Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net earnings (loss) attributable to common stockholders	$ (37,414)	$ (51,811)	$ (103,692)	$ (64,986)	$ (256,011)	$ (101,264)	$ (98,508)
Basic weighted average common shares outstanding (in shares)	494,061,205	473,829,962	496,392,410	432,989,602	447,829,204	213,490,535	119,766,859
Effect of dilutive securities
Convertible preferred shares- Series A (in shares)	0	0	0	0
Convertible promissory notes (in shares)	0	0	0	0
Diluted potential common shares (in shares)	494,061,205	473,829,962	496,392,410	432,989,602	447,829,204	213,490,535	119,766,859
Earnings (loss) per share:
Basic (in dollars per share)	$ (0.08)	$ (0.11)	$ (0.21)	$ (0.15)	$ (0.57)	$ (0.47)	$ (0.82)
Diluted (in dollars per share)	$ (0.08)	$ (0.11)	$ (0.21)	$ (0.15)	$ (0.57)	$ (0.47)	$ (0.82)